Retirement Benefits - One-Percentage-Point Change in Assumed Health Care Cost Trend Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Postretirement Benefits Other than Pension - U.S.
Assumed Health Care Cost Trend Rates Effect Of One Percentage Point Change [Line Items]
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point increase	$ 1
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point increase	20
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point decrease	(1)
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point decrease	(18)
Foreign Postretirement Benefit Plans Defined Benefit [Member]
Assumed Health Care Cost Trend Rates Effect Of One Percentage Point Change [Line Items]
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point increase	1
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point increase	9
Effect on total of service and interest cost components for the year ended December 31, 2011, One-Percentage-Point decrease	(1)
Effect on postretirement benefit obligation as of measurement date, One-Percentage-Point decrease	$ (8)